Financial liabilities at fair value through profit or loss -Trading liabilities FVTPL (Details) $ in Thousands	Dec. 31, 2023 ARS ($)
Trading Liabilities [Abstract]
Short Sold Positions	$ 10,330,335
TOTAL	$ 10,330,335